DEVELOPMENT STAGE OPERATIONS (Details Textual) (USD $)	1 Months Ended						140 Months Ended		150 Months Ended
	Nov. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Dec. 31, 2013	Nov. 03, 2014	Nov. 03, 2014 Post Reverse Stock Split [Member]
Development stage operation [Line Items]
Common Stock, Shares, Issued							2,932,501	3,021,831
Equity Issuance Per Share Amount	$ 7.50	$ 15.00	$ 6.30	$ 13.50	$ 34.50	$ 48.75	$ 125.25		$ 125.00